CURRENT ASSETS - Changes in proceeds receivable (Details) - CAD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Balance, December 31, 2018		$ 11,805
Change in consumer price index inflation factor	$ (1,400)	441	$ 400
Foreign currency translation		(596)
Balance, December 31, 2019	$ 11,805	$ 11,650	$ 11,805